HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2021
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

11.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2019	2020	2021
Rents	2,624	3,485	3,900
Utilities	404	478	507
Personnel costs	1,854	2,501	3,022
Depreciation and amortization	960	1,316	1,413
Consumable, food and beverage	793	885	969
Others	555	1,064	1,471
Total	7,190	9,729	11,282